Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes
Income taxes

14. Income taxes

Cayman Islands

X Financial is a company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, YZT (HK) Limited and YX (HK) Limited, subsidiaries of the Group located in Hong Kong, are subject to a two-tiered profits tax rates for taxable income earned in Hong Kong for the years ended December 31, 2023, 2024 and 2025. The first HK$2.0 million Hong Kong dollars of profits earned by a company are subject to be taxed at an income tax rate at 8.25%, while the remaining profits will continue to be taxed at the existing tax rate, 16.5%. No income tax expense for these entities has been recognized in the consolidated financial statements as they have no assessable income for the years ended December 31, 2023 and 2024. For the year ended December 31, 2025, the income tax expense recognized for these entities was immaterial.

Chinese Mainland

Under the Law of the PRC on Enterprise Income Tax (the “EIT Law”), the Company’s subsidiaries, VIEs and subsidiaries of the VIEs established in the Chinese Mainland are subject to an income tax rate of 25% for the years presented. However, certain entities are eligible for preferential tax treatments. Specifically, one subsidiary is granted a 15% preferential income tax rate as a qualified enterprise under an incentive regime through 2027. Additionally, under a different incentive regime, one VIE and two other subsidiaries, operating in a specific preferential tax jurisdiction, are subject to a reduced income tax rate of 15% through 2027; of these two subsidiaries, one became eligible for such reduced tax rate starting from 2025. Furthermore, a subsidiary established in 2025, operating in another specific preferential tax jurisdiction, was eligible for a reduced income tax rate of 15% through 2030.

Uncertainties exist with respect to how the current income tax law in the Chinese Mainland applies to the Group’s overall operations, and more specifically, with regard to its tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the Chinese Mainland will be considered residents for Chinese Income Tax purposes if the place of effective management or control is within the Chinese Mainland. The implementation rules to the EIT Law provide that non-resident legal entities will be considered Chinese Mainland residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the Chinese Mainland. Despite the present uncertainties resulting from the limited Chinese Mainland tax guidance on the issue, the Group does not believe that the legal entities organized outside of the Chinese Mainland within the Group should be treated as residents for EIT Law purposes and, therefore, has not recorded an unrecognized tax benefit for this tax position. If the Chinese Mainland taxing authorities subsequently determine that the Company and its subsidiaries registered outside the Chinese Mainland should be deemed resident enterprises, the Company and its subsidiaries registered outside the Chinese Mainland would be subject to Chinese Mainland income taxes, at a statutory income tax rate of 25%.

According to PRC Administration of the Levy and Collection of Taxes Law, the statute of limitations is three years if an underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Tax years from 2015 to the current year for the Group’s Chinese Mainland subsidiaries are subject to examination by the Chinese Mainland taxing authorities.

Current tax expense and deferred tax expense (benefit), which are substantially all for Chinese Mainland income taxes, are as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current tax expense	278,695,689	432,950,473	549,695,672	78,605,435
Deferred tax benefit	(17,565,186)	(27,248,759)	(258,046,348)	(36,900,137)
Total income tax expense	261,130,503	405,701,714	291,649,324	41,705,298

Income before income taxes for different jurisdictions is shown as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Cayman Islands entity	(3,703,756)	(7,595,959)	(7,544,222)	(1,078,809)
Hong Kong entities	1,137,814	11,787,138	(10,827,886)	(1,548,367)
Chinese Mainland entities	1,471,143,931	1,890,138,917	1,768,362,904	252,872,532
Total	1,468,577,989	1,894,330,096	1,749,990,796	250,245,356

A reconciliation between income tax expense computed by applying the Chinese Mainland income tax rate of 25%, the income tax jurisdiction where the Group has substantially all of its operations, to income before income taxes and the reported amount of income tax expense for the years ended December 31, 2023, 2024 is as follows:

	Year ended	Year ended
	December 31,	December 31,
	2023	2024
	RMB	RMB
Expected income tax at Chinese Mainland income tax rate	367,144,498	473,582,524
Share based compensation expense not deductible for income tax purposes	10,649,553	10,044,452
Other expenses not deductible for income tax purposes	916,343	1,671,017
Effect of preferential tax rate(1)	(134,240,494)	(207,311,932)
Effect of different tax rate of subsidiary operation in other jurisdictions	(214,788)	2,299,728
Research and development tax deduction	(20,676,415)	(21,231,000)
Change in valuation allowance	11,432,693	81,585,304
Income tax on subsidiary earnings	24,459,727	57,750,000
Others	1,659,386	7,311,621
Total	261,130,503	405,701,714

A reconciliation between income tax expense computed by applying the Chinese Mainland income tax rate of 25%, the income tax jurisdiction where the Group has substantially all of its operations, to income before income taxes and the reported amount of income tax expense for the year ended December 31, 2025 pursuant to the new disclosure requirements of ASU 2023-09 (See Note 1(al)) is as follows:

	Year ended December 31,
	2025
	RMB	US$	Percent
Expected income tax at Chinese Mainland income tax rate	437,497,699	62,561,339	25.0%
Foreign Tax Effects
Cayman Islands
Statutory tax rate difference between Chinese Mainland and other jurisdictions	1,886,056	269,702	0.1%
Hong Kong
Statutory tax rate difference between Chinese Mainland and other jurisdictions	920,370	131,611	0.1%
Changes in valuation allowances	916,330	131,033	0.1%
Others	786,488	112,466	0.0%
Effect of changes in tax laws or rates enacted in the current period	—	—	—%
Effect of cross-border tax laws	—	—	—%
Tax credits	—	—	—%
Changes in valuation allowances	(121,328,441)	(17,349,736)	(6.9)%
Nontaxable or nondeductible items
Gain on deregistration of an entity	93,831,476	13,417,723	5.4%
Others	8,894,916	1,271,956	0.5%
Changes in unrecognized tax benefits	—	—	—%
Other adjustment
Effect of preferential tax rate(1)	(211,556,757)	(30,252,214)	(12.1)%
Expiration of operating tax loss carryforwards	40,711,795	5,821,709	2.3%
Income tax on subsidiary earnings	45,500,000	6,506,413	2.6%
Others	(6,410,608)	(916,704)	(0.4)%
Total	291,649,324	41,705,298	16.7%
(1)	The aggregate amount and per share effect of the preferential tax rate are as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
The aggregate amount income tax expense of the preferential tax rate	134,240,494	207,311,932	211,556,757	30,252,214
The aggregate effect on basic and diluted net income per share:
—Basic	0.47	0.72	0.87	0.12
—Diluted	0.46	0.71	0.85	0.12

The tax effects of temporary differences and carry forwards that give rise to the deferred tax balances at December 31, 2024 and 2025 are as follows:

	As of December 31,	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets:
Long-term investments, net of impairment	20,191,218	29,294,312	4,189,031
Advertising and market related expense carryforwards (1)	11,251,555	7,917,365	1,132,168
Accounts receivable and contract assets	16,048,561	76,728,374	10,972,012
Contingent guarantee liabilities	77,314,528	327,632,748	46,850,860
Financial guarantee derivatives	159,210,663	3,856,420	551,461
Loan receivable from Xiaoying Housing Loans	14,318,757	14,316,731	2,047,265
Loans receivable from Xiaoying Credit Loans and other loans	220,392,866	255,414,788	36,523,829
Operating loss carryforwards	43,757,115	2,583,659	369,458
Deposits to institutional cooperators	1,467,822	1,274,129	182,198
Lease liabilities	10,351,392	11,910,124	1,703,125
Others	60,350	78,499	11,226
Total deferred tax assets	574,364,827	731,007,149	104,532,633
Valuation allowance	(307,902,579)	(187,490,468)	(26,810,780)
Total deferred tax assets, net of valuation allowance	266,462,248	543,516,681	77,721,853
Deferred tax liabilities:
Property and equipment	2,867,083	3,980,134	569,152
Financial guarantee derivatives	259,565	—	—
Long-term investments, net of impairment	4,375,796	17,850,275	2,552,555
Right-of-use assets	9,809,937	11,194,691	1,600,820
Investment in Consolidated Trusts	26,959,491	72,140,986	10,316,024
Investment in Consolidated Partnerships	31,309,764	6,572,148	939,805
Undistributed earnings	58,600,000	45,622,417	6,523,919
Others	526,630	471,221	67,384
Total deferred tax liabilities	134,708,266	157,831,872	22,569,659
(1)Advertising and market related expenses carryforwards are those in excess of deduction limit, that can be carried forward indefinitely, arising from the operation of the Group’s Chinese Mainland subsidiaries, amounting to RMB45,006,219 and RMB31,669,460 (US$4,528,673) as of December 31, 2024 and 2025, respectively. Under Chinese Mainland tax rules, advertising and market related expenses that exceed the limit can be claimed and deducted in the following tax year.

Movement of the valuation allowance is as follows:

	As of	As of
	December 31,	December 31,	As of December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Balance as of January 1	(214,884,582)	(226,317,275)	(307,902,579)	(44,029,483)
Addition	(20,828,173)	(86,384,559)	(87,473,889)	(12,508,600)
Reductions	9,395,480	4,799,255	207,886,000	29,727,303
Net change in the valuation allowance	(11,432,693)	(81,585,304)	120,412,111	17,218,703
Balance as of December 31	(226,317,275)	(307,902,579)	(187,490,468)	(26,810,780)

The Company operates through its subsidiaries, VIEs and subsidiaries of the VIEs. The valuation allowance is considered on an individual entity basis.

An entity of the Group has completed its deregistration in 2025 and the gross deferred tax assets and the corresponding valuation allowance associated with this entity, amounting to RMB159,532,567 (US$22,812,854) and RMB159,532,567 (US$22,812,854), respectively, were written off. These write-offs had no net impact on the Group’s income tax expense or net income for the year ended December 31, 2025.

As of December 31, 2024 and 2025, the Company had operating loss carryforwards of RMB178,363,447 and RMB15,557,819 (US$2,224,739) respectively from its subsidiaries, VIEs and subsidiaries of the VIEs registered in the Chinese Mainland. The net operating loss carryforwards will expire in years 2026 to 2030, if not utilized.

The tax benefit, net of valuation allowance, recognized during the years ended December 31, 2023, 2024 and 2025 due to the generation of net operating losses carryforwards that can be carried forward to future years amounted to RMB883,214, nil and nil, respectively. The tax benefit realized during the year ended December 31, 2023, 2024 and 2025 from the utilization of carryforwards where the related deferred tax asset was offset by a valuation allowance amounted to RMB4,876,301, RMB233,258 and RMB1,821,356 (US$260,450) respectively.

The tax benefit, net of valuation allowance, recognized during the years ended December 31, 2023, 2024 and 2025 due to generation of advertising and market related expenses carryforwards amounting to RMB8,239,531, nil and nil, respectively.

The Group assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. The ultimate realization of deferred tax assets is dependent upon the ability to generate sufficient future taxable income within the carryforward periods provided for in the tax law based on the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carryforwards, including consideration of specific known trends of profits expected to be reflected within the industry, (iii) taxable income in prior carryback years and (iv) tax-planning strategies. On the basis of this evaluation, as of December 31, 2024 and 2025, a valuation allowance of RMB307,902,579 and RMB187,490,468 (US$26,810,780) was recorded respectively to reduce the deferred tax assets to the amount that is more likely than not to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as the Group’s projections for growth.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”), are subject to a 10% withholding income tax. In addition, under tax treaty between the Chinese Mainland and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of Chinese Mainland subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely.

The Group constantly assesses its intent to reinvest the offshore earnings. As of December 31, 2024 and 2025, the Group does not intend to reinvest certain undistributed earnings of the FIEs that have been generated in the Chinese Mainland, while for the remainder of the undistributed earnings, the Group intended to indefinitely reinvest. The Group has recorded a deferred tax liability of RMB58,600,000 and RMB45,622,417 (US$6,523,919) as of December 31, 2024 and 2025, respectively, associated with the earnings that are not indefinitely reinvested. The Group paid withholding tax of RMB15,650,000 and RMB58,477,583 (US$8,362,183) on distributed earnings during the years ended December 31, 2024 and 2025, respectively.

Undistributed earnings of FIEs that are considered to be indefinitely invested amounted to RMB4,255,686,362 and RMB4,930,483,185 (US$705,049,718) as of December 31, 2024 and 2025, respectively. All undistributed earnings are still subject to certain taxes upon repatriation, primarily where withholding taxes apply. The related unrecognized deferred tax liabilities were RMB425,568,636 and RMB493,048,319 (US$70,504,972) at a 10% tax rate as of December 31, 2024 and 2025, respectively.

Unrecognized tax benefits

A roll-forward of unrecognized tax benefits is as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Balance at beginning of the year	259,386,286	364,866,929	463,456,089	66,273,339
Additions for tax positions taken in current year	262,052,034	310,256,632	322,251,105	46,081,295
Reductions for tax positions taken in prior years	(156,571,391)	(211,667,472)	(253,438,648)	(36,241,245)
Balance at end of the year	364,866,929	463,456,089	532,268,546	76,113,389

The accrued interest and penalties related to income taxes as of December 31, 2024 and 2025 is set forth below:

	Year ended December 31,	Year ended December 31,
	2024	2025	2025
	RMB	RMB	US$
Accrued interest and penalties	9,195,253	15,274,707	2,184,254

As of December 31, 2023, 2024 and 2025, the Group’s unrecognized tax benefits consisted of: 1) RMB50,384,562, RMB107,202,546 and RMB180,110,598 (US$25,755,473) arising from charge-offs of loans receivable from Xiaoying Credit Loans and other loans and accounts receivable and contract asset; and 2) RMB314,482,367, RMB356,253,543 and RMB323,352,375 (US$46,238,775) arising from difference in timing for including certain taxable income in tax return; 3) nil, nil and RMB28,805,573 (US$4,119,142) arising from charge-offs of subrogation receivable related to the guarantee services.

As of December 31, 2023, 2024 and 2025, RMB102,814,895, RMB102,814,895 and RMB102,814,895 (US$14,702,334) of the unrecognized tax benefit balance, if recognized upon examination settlement or statute expiration, would affect the effective tax rate.

For the year ended December 31, 2023, 2024 and 2025, the increase of accrued interest and penalties related to income taxes was RMB2,126,378, RMB5,067,905, and RMB6,079,454 (US$869,350), respectively, which were recorded as part of the income tax expense in the consolidated financial statements.

In February 2026, the Group was informally notified after a routine tax audit that certain suppliers’ operating entities may be considered not in compliance with tax practice, which may impact the eligibility of associated input VAT offsets as well as claims for tax deductions. The Group is currently in discussion with tax authorities to determine potential tax implication; however, the financial impact cannot be reasonably estimated at this time. Management concluded this matter represents a non-adjusting subsequent event under ASC 855, and no provision was recognized as of December 31, 2025.